ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

NOTE 6 – ACCRUED LIABILITIES

Accrued liabilities consisted of the following:

	December 31,
	2024	2023
Director fees	211,000	90,000
Dividends payable	151,704	65,016
Other accruals	87,338	76,945
Settlement payable	166,986	166,986
Wages and salaries	1,106,974	544,060
Total accrued liabilities	$1,724,002	$943,007